Accounting Changes and New Accounting Guidance	12 Months Ended
Dec. 31, 2013
New Accounting Pronouncements and Changes in Accounting Principles [Abstract]
Accounting changes and new accounting guidance
Accounting changes and new accounting guidance

ASU 2011-11 - Disclosures about Offsetting Assets and Liabilities

In December 2011, the FASB issued ASU 2011-11, “Disclosures about Offsetting Assets and Liabilities”. Entities are required to disclose both gross information and net information about both instruments and transactions eligible for offset in the balance sheet and instruments and transactions subject to an agreement similar to a master netting arrangement. The scope includes derivatives, sale and repurchase agreements and reverse sale and repurchase agreements, and securities borrowing and securities lending arrangements. See Note 23 “Derivative instruments” of the Notes to Consolidated Financial Statements for the related disclosure.

ASU 2012-02 - Testing Indefinite-Lived Intangible Assets for Impairment

In July 2012, the FASB issued ASU 2012-02, “Testing Indefinite-Lived Intangible Assets for Impairment.” This guidance allows an entity an option to first assess qualitative factors to determine whether it is more likely than not (a likelihood of more than 50 percent) that an indefinite-lived intangible asset is impaired. If the intangible asset is impaired, an entity is required to perform the quantitative impairment test. An entity is not required to calculate the fair value of an indefinite-lived intangible asset and perform the quantitative impairment test unless the entity determines that it is more likely than not that the asset is impaired.

ASU 2013-02 - Reporting of Amounts Reclassified Out of Accumulated Other Comprehensive Income

In February 2013, the FASB issued ASU 2013-02, “Reporting of Amounts Reclassified Out of Accumulated Other Comprehensive Income.” This ASU requires the presentation of the effects on the line items of net income of significant amounts reclassified out of accumulated other comprehensive income. See Note 16 “Other comprehensive income (loss)” of the Notes to Consolidated Financial Statements for the related disclosure.